Note 1 - Restatement of Previously Issued Consolidated Financial Statements (Tables)	4 Months Ended
May 06, 2014
Restatement of Prior Year Income [Abstract]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	Previously Reported	Adjustment	As Restated
Oil and natural gas properties, full cost method, net of accumulated depletion	$23,971	$(371)	$23,600
Total oil and natural gas properties and other equipment, net	$24,441	$(371)	$24,070
Total assets	$26,201	$(371)	$25,830
Accumulated deficit	$(42,201)	$(371)	$(42,572)
Total shareholders’ equity	$3,415	$(371)	$3,044
Total liabilities and shareholders’ equity	$26,201	$(371)	$25,830
	Previously Reported	Adjustment	As Restated
Oil and natural gas properties, full cost method, net of accumulated depletion	$22,745	$(239)	$22,506
Total oil and natural gas properties and other equipment, net	$23,312	$(239)	$23,073
Total assets	$24,667	$(239)	$24,428
Accumulated deficit	$(38,280)	$(239)	$(38,519)
Total shareholders’ equity	$5,632	$(239)	$5,393
Total liabilities and shareholders’ equity	$24,667	$(239)	$24,428
	Previously Reported	Adjustment	As Restated
Depreciation, depletion and amortization	$572	$132	$704
Total expenses	$6,893	$132	$7,025
Operating income (loss)	$(3,271)	$(132)	$(3,403)
Net income (loss)	$(3,921)	$(132)	$(4,053)
Net income (loss) per basic common share	$(0.17)	$(0.01)	$(0.18)
Net income (loss) per diluted common share	$(0.17)	$(0.01)	$(0.18)
	Previously Reported	Adjustment	As Restated
Depreciation, depletion and amortization	$542	$118	$660
Total expenses	$4,599	$118	$4,717
Operating income (loss)	$1,909	$(118)	$1,791
Net income (loss)	$1,154	$(118)	$1,036
Net income (loss) per basic common share	$0.05	$(0.00)	$0.05
Net income (loss) per diluted common share	$0.05	$(0.00)	$0.05